Vanguard® Core Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.1%)
Alabama (4.2%)
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/2026	470	474
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	650	642
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2026	100	101
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	970	1,007
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/2025	1,675	1,678
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/2026	565	569
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	1,090	1,097
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	850	892
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	75	79
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	150	161
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	50	53
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	800	809
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	150	158
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	310	326
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	150	161
	Homewood Educational Building Authority College & University Revenue	4.000%	12/1/2037	140	128
	Jefferson County AL Sewer Revenue	5.000%	10/1/2035	50	54
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	180	185
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2046	550	548
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/2025	245	245
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	100	101
	Selma Industrial Development Board Industrial Revenue	4.200%	5/1/2034	100	100
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	250	264
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	125	132
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	385	400
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	1,185	1,196
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	155	156
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	125	133
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	665	687
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	800	841
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	35	37
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	400	425
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	250	265
	University of Alabama College & University Revenue	4.000%	7/1/2050	510	434
[1]	Walker County AL Board of Education Special Tax Revenue	4.250%	3/1/2054	250	218
					14,756
Alaska (0.0%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	100	110
Arizona (0.9%)
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2051	500	392
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2054	135	126
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	100	111
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.250%	1/1/2037	415	378
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/2051	60	40
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2038	500	538
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	5/1/2039	260	282
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2037	750	771
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	260	269
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/2030	315	338
					3,245
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	465	472
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	150	151
	Fayetteville School District No. 1 GO	2.750%	6/1/2046	155	104
					727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California (9.7%)
[2]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2030	100	84
[2]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	175	116
	Antelope Valley Community College District GO	0.000%	2/1/2050	100	29
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	225	224
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	1,215	1,224
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	60	63
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	555	580
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	1,215	1,297
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	900	955
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	305	325
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	1,000	1,058
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	1,190	1,239
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	1,100	1,192
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	120	121
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	340	359
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	775	770
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	1,005	1,047
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	300	309
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	755	801
	California GO	4.000%	10/1/2039	100	97
	California GO	4.125%	3/1/2049	100	93
	California GO	5.000%	3/1/2049	100	103
	California GO	5.000%	3/1/2055	100	102
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	455	358
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2047	150	104
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2051	235	197
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	705	731
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	1,000	1,068
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	505	508
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	1,415	1,328
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	325	335
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2029	500	514
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2028	500	492
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	420	430
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,000	1,027
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	160	131
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2026	175	178
[4]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	100	99
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2056	100	82
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	1,265	1,115
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	500	510
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2054	900	774
[4]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2029	170	180
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	420	439
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	100	102
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	210	224
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2056	200	133
[4]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2045	300	269
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2037	95	104
	Los Angeles CA Unified School District GO	5.250%	7/1/2049	130	135
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2049	70	70
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	95	97
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,560	1,642
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	245	272
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	100	111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	350	373
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	175	176
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	315	329
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	160	162
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	120	121
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	300	299
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	55	55
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	95	99
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	95	100
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	90	97
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	30	32
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	400	414
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	80	80

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/2029	20	21
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	85	101
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	275	291
	Oro Grande Elementary School District COP	4.000%	9/15/2026	100	101
	Palomar Health GO	4.000%	8/1/2034	110	94
	Palomar Health GO	4.000%	8/1/2035	15	12
	Palomar Health GO	4.000%	8/1/2036	100	80
	Palomar Health GO	0.000%	8/1/2038	50	22
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/2042	75	59
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/2055	800	806
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.000%	5/15/2042	895	696
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	185	189
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2042	80	83
[2]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2036	140	90
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	300	330
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	305	332
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2038	250	265
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	100	106
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/2025	275	276
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2033	195	205
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,220	1,279
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2048	90	83
	University of California College & University Revenue	5.000%	5/15/2039	160	173
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	190	203
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/2039	150	123
					34,404
Colorado (2.1%)
	Adams County CO COP	4.000%	12/1/2054	100	83
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2050	165	169
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2055	175	178
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/2029	150	152
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2037	265	292
	Brighton CO Water Activity Water Revenue (Water System Project)	4.000%	6/1/2050	500	422
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/2055	525	452
	Colorado COP	3.000%	12/15/2036	525	464
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2036	50	47
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,015	1,034
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2048	260	242
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.250%	8/1/2049	500	361
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2025	160	160
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	100	102
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2047	385	369
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	405	406
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	135	153
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	100	101
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/2027	165	166
[1]	Gypsum CO Sewer Revenue	4.000%	12/1/2049	135	116
	Montrose CO COP	5.000%	12/1/2055	100	96
	Parterre Metropolitan District No. 5 GO	6.125%	12/1/2055	840	859
	University of Colorado College & University Revenue PUT	2.000%	10/15/2025	400	399
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	520	512
					7,335
Connecticut (0.5%)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	50	51
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	125	135
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	925	922
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	160	158
	Hartford CT Special Obligation Revenue	5.000%	7/15/2034	100	112
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	100	100
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue	6.500%	10/1/2055	100	98
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue	6.250%	10/1/2060	100	94
					1,670
Delaware (0.3%)
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	1,185	987

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia (2.1%)
	District of Columbia College & University Revenue	5.000%	4/3/2035	425	458
	District of Columbia College & University Revenue	4.000%	10/1/2042	245	213
	District of Columbia College & University Revenue	5.750%	10/1/2055	500	512
	District of Columbia GO	5.000%	8/1/2044	115	118
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/2028	100	105
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/2025	105	105
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	100	105
[5]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	150	155
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	100	100
	District of Columbia Income Tax Revenue	5.000%	3/1/2033	430	459
	District of Columbia Income Tax Revenue	5.000%	12/1/2036	315	340
	District of Columbia Income Tax Revenue	5.000%	7/1/2037	160	171
	District of Columbia Income Tax Revenue	5.000%	7/1/2038	245	260
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	75	75
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	95	53
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	55	31
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2032	290	315
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	400	400
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	2,500	2,482
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	1,000	1,044
					7,501
Florida (3.6%)
[6]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	100	100
[6]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	100	100
[6]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	475	330
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	1,055	868
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2056	100	111
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2047	70	69
	Broward County FL School District COP	5.000%	7/1/2032	285	308
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/2039	250	240
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	130	138
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/2041	200	165
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2026	100	101
	Citrus County FL Water & Wastewater System Water Revenue	2.750%	10/1/2035	190	163
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/2034	260	240
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2039	300	249
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Imagine School at Broward Project)	5.000%	12/15/2034	50	51
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2040	150	135
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	2/1/2057	105	95
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	150	155
	Florida Higher Educational Facilities Financial Authority College & University Revenue	4.000%	10/1/2037	85	78
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	255	172
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	4.650%	7/1/2055	250	231
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	1,000	1,113
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	50	51
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	160	164
[3]	Florida State Board of Governors College & University Revenue	5.000%	10/1/2042	70	72
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2044	50	50
[4]	Gas Worx Community Development District Special Assessment Revenue	6.000%	5/1/2057	105	102
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.750%	6/1/2041	225	187
	Hallandale Beach FL Utility System Water Revenue	4.000%	8/1/2054	275	227
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2051	175	150
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	3.500%	8/1/2055	215	152
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2034	325	346
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	5.400%	5/1/2055	85	79
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	60	64
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	195	197
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	255	255
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	100	102
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2045	225	225
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2045	50	51
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2046	325	328
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2052	85	86
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project)	4.880%	3/1/2046	200	189
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2025	150	150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2029	525	526
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2040	50	46
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/2035	350	351
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2047	145	141
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	10/1/2056	200	178
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	50	50
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2050	355	356
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2044	430	310
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2035	150	156
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	195	152
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/2052	1,225	988
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/2037	125	109
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	100	99
	Tallahassee FL Sales Tax Revenue	5.000%	10/1/2049	80	81
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2037	80	80
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/2055	100	94
[4]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/2029	550	551
					12,807
Georgia (3.2%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2044	220	220
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	100	100
[1]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	110	90
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	500	501
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	100	101
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	460	413
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	350	285
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2044	100	100
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.125%	12/1/2034	50	49
[4]	Development Authority of Cobb County Private School Revenue	6.250%	6/1/2055	500	501
[4]	Development Authority of Cobb County Private School Revenue	6.250%	6/1/2064	500	495
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2042	175	175
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	3.350%	12/1/2041	80	67
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.700%	12/1/2055	250	234
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	80	82
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2049	100	100
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2035	80	75
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	150	159
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2049	200	196
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	250	251
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	395	399
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	1,000	1,006
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	210	219
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	305	305
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	115	121
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	1,315	1,383
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	1,000	1,057
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	220	233
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	150	158
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	75	80
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	750	795
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	100	106
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	535	562
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2039	225	231
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2045	55	48
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2048	100	99
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2045	40	38
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	200	196
					11,230
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	75	80
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2039	85	88
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2042	60	60
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	100	104
[6]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	100	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	100	106
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	100	106
					648
Hawaii (0.0%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2049	100	102
Idaho (0.0%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	4.375%	3/1/2053	100	87
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2035	100	107
					194
Illinois (6.9%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	210	216
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2036	100	101
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2037	250	254
[2]	Chicago Board of Education GO	0.000%	12/1/2026	250	238
	Chicago Board of Education GO	5.000%	12/1/2029	100	104
	Chicago Board of Education GO	5.000%	12/1/2030	150	154
	Chicago Board of Education GO	5.000%	12/1/2035	300	301
	Chicago Board of Education GO	5.000%	12/1/2036	500	485
	Chicago Board of Education GO	5.000%	12/1/2036	300	299
	Chicago Board of Education GO	5.000%	12/1/2042	250	232
	Chicago Board of Education GO	7.000%	12/1/2044	180	181
	Chicago IL GO	5.000%	1/1/2028	230	238
	Chicago IL GO	0.000%	1/1/2032	75	58
	Chicago IL GO	5.000%	1/1/2034	240	249
	Chicago IL GO	5.000%	1/1/2034	500	524
	Chicago IL GO	4.000%	1/1/2035	230	220
	Chicago IL GO	4.000%	1/1/2035	150	143
	Chicago IL GO	5.500%	1/1/2043	55	55
	Chicago IL GO	5.000%	1/1/2044	150	142
	Chicago IL GO	6.000%	1/1/2055	1,000	1,019
[2]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2027	100	96
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2036	300	320
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2039	235	245
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	335	371
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2035	325	347
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	180	181
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	205	207
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	85	84
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2052	450	445
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2053	345	341
[3]	Chicago Park District GO	5.000%	1/1/2039	100	103
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2045	270	270
[3]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2055	145	142
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	4.250%	12/1/2047	350	318
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	3.000%	1/1/2035	110	100
	Elmhurst Park District GO	4.250%	12/15/2049	120	107
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	60	61
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2028	75	78
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2037	100	86
	Illinois Finance Authority College & University Revenue	5.000%	5/15/2043	65	66
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2030	500	512
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	100	103
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	975	930
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	250	258
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	150	152
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/2039	100	87
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/2039	220	183
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2047	180	176
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2051	525	502
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2052	115	111
	Illinois Finance Authority Lease Revenue	4.000%	7/1/2033	150	151
	Illinois Finance Authority Water Revenue	5.000%	7/1/2032	265	272
	Illinois Finance Authority Water Revenue	5.000%	7/1/2033	160	164
	Illinois Finance Authority Water Revenue	5.000%	7/1/2037	105	109
	Illinois Finance Authority Water Revenue	4.000%	7/1/2039	50	48
	Illinois GO	5.000%	6/1/2026	145	148
	Illinois GO	5.000%	5/1/2029	180	189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	3/1/2031	210	228
	Illinois GO	5.000%	5/1/2032	95	103
	Illinois GO	5.000%	12/1/2032	50	54
	Illinois GO	5.000%	5/1/2035	100	106
	Illinois GO	5.250%	3/1/2037	250	265
	Illinois GO	5.000%	5/1/2037	60	63
	Illinois GO	4.000%	7/1/2037	560	528
	Illinois GO	5.250%	5/1/2039	50	52
	Illinois GO	5.000%	5/1/2040	30	30
	Illinois GO	5.500%	10/1/2040	725	760
	Illinois GO	5.000%	5/1/2041	150	152
	Illinois GO	4.000%	10/1/2043	200	171
	Illinois GO	4.000%	10/1/2048	1,250	1,027
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.100%	2/1/2035	65	59
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2027	50	50
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/2028	50	50
	Illinois Sales Tax Revenue	5.000%	6/15/2035	155	169
	Illinois Sales Tax Revenue	5.000%	6/15/2040	155	160
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	550	601
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	270	291
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2038	535	570
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	645	680
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	125	125
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	70	70
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	110	111
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	125	125
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	100	100
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	230	200
	Lincoln Land Community College District No. 526 GO	4.000%	12/15/2044	750	651
[1]	Macon County School District No. 61 Decatur GO	5.000%	12/1/2040	250	253
	McHenry & Lake Counties Community High School District No. 155 Crystal Lake GO	4.000%	6/30/2043	785	689
	McHenry & Lake Counties Community High School District No. 155 Crystal Lake GO	4.000%	6/30/2044	860	747
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	200	143
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	780	771
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2029	100	107
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	235	260
	Securitization Corp. Sales Tax Revenue	5.000%	1/1/2039	420	444
[3]	University of Illinois College & University Revenue	3.000%	4/1/2036	60	53
					24,294
Indiana (0.9%)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	180	186
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/2026	140	139
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	100	100
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2060	100	94
	Indiana Finance Authority Sewer Revenue (State Revolving Fund Program)	5.000%	2/1/2042	250	261
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	385	386
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	295	296
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	70	72
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2037	500	516
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	555	566
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	1/15/2045	110	111
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/2047	255	220
[3]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	50	52
	Whiting IN Industrial Revenue PUT	4.200%	6/21/2035	160	159
					3,158
Iowa (0.3%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	250	189
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2051	360	356
	Polk County IA GO	5.000%	6/1/2040	255	259
	University of Iowa Facilities Corp. College & University Revenue (Health Sciences Academic Building Project)	4.250%	6/1/2049	235	209
					1,013
Kansas (0.2%)
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	65	71
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	100	101
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/2041	50	41
[3]	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/2055	400	405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/2030	150	150
					768
Kentucky (1.8%)
	Kentucky Bond Development Corp. College & University Revenue	4.500%	6/1/2048	70	62
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	135	145
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	200	202
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	155	166
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	85	86
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	65	65
	Kentucky Economic Development Finance Authority Telecom Revenue	5.000%	1/1/2045	200	196
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/2026	935	934
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	355	357
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	35	35
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	1,220	1,288
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	55	58
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	100	107
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	840	888
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2027	430	442
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2037	185	164
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	170	124
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	90	72
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	110	112
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	500	536
	University of Kentucky College & University Revenue	5.250%	4/1/2050	500	508
					6,547
Louisiana (1.1%)
[7]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.552%	5/1/2043	85	85
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	100	103
[1]	Louisiana Office Facilities Corp. Lease (Appropriation) Revenue	5.250%	7/1/2050	1,500	1,539
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/1/2026	65	66
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2029	305	324
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2031	100	107
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2046	25	24
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	115	125
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	390	414
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2035	500	507
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2027	60	63
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	455	451
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	110	109
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/2028	50	50
					3,967
Maryland (1.0%)
[5]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.150%	7/1/2040	100	69
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.350%	2/1/2044	150	137
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	3/1/2056	400	449
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	250	254
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	415	442
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	100	98
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2051	680	543
[5]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	3.850%	7/1/2034	400	398
	University System of Maryland College & University Revenue	4.000%	4/1/2051	1,500	1,270
					3,660
Massachusetts (4.3%)
	Commonwealth of Massachusetts GO	5.000%	7/1/2035	125	142
	Commonwealth of Massachusetts GO	5.000%	5/1/2036	210	232
	Commonwealth of Massachusetts GO	2.000%	9/1/2038	1,070	782
	Commonwealth of Massachusetts GO	5.000%	1/1/2040	665	704
	Commonwealth of Massachusetts GO	3.625%	5/1/2043	200	171
	Commonwealth of Massachusetts GO	5.000%	7/1/2045	85	86
[2]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2034	260	291
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2045	300	300
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	220	222
[3]	Easton MA GO	4.125%	3/1/2053	840	723
	Everett MA GO	2.000%	1/15/2035	80	65
	Lynnfield MA GO	4.000%	2/1/2045	750	676
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	150	150
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	365	377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	200	202
	Massachusetts Development Finance Agency College & University Revenue	4.125%	10/1/2032	205	193
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	60	60
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	350	346
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	525	521
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2038	100	106
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	100	88
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/2044	100	97
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2045	65	60
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2047	25	23
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	500	501
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	150	105
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	150	170
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	95	98
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	100	106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	9/1/2033	50	50
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	100	109
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.375%	7/1/2036	110	100
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	170	171
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	25	26
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	580	572
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	170	161
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	250	245
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	200	194
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/2054	100	88
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	1,875	2,012
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	1,500	1,435
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2031	290	289
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2039	150	135
[5]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2045	180	133
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2049	100	100
	Milton MA GO	4.000%	8/15/2050	70	61
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2054	325	272
	Quincy MA BAN GO	5.000%	7/24/2026	620	635
	Tisbury MA GO	3.000%	8/15/2047	275	199
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2045	345	309
	Westwood MA GO	4.000%	8/15/2052	290	252
[1]	Worcester MA GO	4.000%	2/15/2047	315	276
					15,421
Michigan (2.1%)
	Detroit MI GO	5.000%	4/1/2030	75	78
	Grand Rapids MI GO	5.000%	4/1/2050	2,000	2,021
	Kent Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	1,000	902
[8]	L'Anse Creuse Public Schools GO	5.000%	5/1/2049	45	46
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	170	171
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/2033	835	783
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2037	55	58
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/28/2057	105	105
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	325	328
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2051	400	398
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.700%	10/1/2054	290	266
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	250	275
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments) PUT	4.500%	4/1/2026	100	101
	Northern Michigan University College & University Revenue	5.500%	6/1/2050	1,645	1,698
	Southfield MI GO	3.000%	5/1/2036	100	89
					7,319
Minnesota (0.6%)
	Anoka MN GO	4.000%	2/1/2042	50	47
	Minneapolis MN GO	3.500%	12/1/2041	625	537
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	140	113
	Minnesota (State Office Building Project) COP	5.000%	11/1/2039	65	68
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	85	85
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2056	220	244
[7]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.921%	12/1/2052	200	200
	Rochester MN Health, Hospital, Nursing Home Revenue	4.375%	11/15/2053	450	408
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	200	208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	100	109
					2,019
Mississippi (0.7%)
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	90	89
	Mississippi Development Bank Special Obligation Revenue	3.000%	3/1/2029	80	75
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2029	575	606
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	250	260
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2055	1,000	980
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2030	300	320
	Warren County MS Industrial Revenue	4.000%	9/1/2032	100	100
					2,430
Missouri (0.7%)
	Kansas City MO GO	5.000%	2/1/2044	600	608
	Kansas City MO School District COP	5.000%	4/1/2041	100	103
	Kansas City MO School District COP	5.000%	4/1/2042	100	102
	Kansas City MO Special Obligation Revenue (Missouri Project)	5.500%	4/1/2050	500	522
	Kansas City MO Special Obligation Revenue (Missouri Project)	4.500%	4/1/2055	500	441
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	190	198
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	11/15/2047	115	91
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	150	127
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	195	196
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	150	158
					2,546
Multiple States (0.1%)
[7,9]	FRETE Trust Class AUS Series 2025-ML30	4.783%	7/25/2042	430	430
Nebraska (0.9%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2029	250	262
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	675	708
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/2025	240	240
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	500	531
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.600%	9/1/2050	400	363
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	80	68
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	975	1,009
	Sarpy County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	3.000%	5/15/2046	265	197
					3,378
Nevada (0.8%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2030	75	77
	Clark County NV GO	5.000%	12/1/2030	210	224
	Clark County School District GO	4.000%	6/15/2031	500	501
	Clark County School District GO	5.000%	6/15/2039	110	116
[1]	Clark County School District GO	4.000%	6/15/2043	100	90
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2049	750	625
	Nevada GO	2.000%	5/1/2041	150	97
	Nevada Housing Division Local or Guaranteed Housing Revenue	3.500%	4/1/2051	670	671
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/2052	415	434
[3]	North Las Vegas NV GO	3.000%	6/1/2037	120	104
					2,939
New Hampshire (0.8%)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	225	238
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2055	1,000	939
[4,6]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	270	270
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/2036	960	927
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	100	97
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	100	100
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	100	100
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	25	26
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	65	65
					2,762
New Jersey (2.4%)
[4]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/2032	170	178
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2038	545	513
[4]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2030	150	152
[3]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2055	50	54
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	405	405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	755	780
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/2044	500	501
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	90	85
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2041	220	182
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	125	85
	New Jersey GO	5.000%	6/1/2026	1,210	1,236
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	50	50
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	100	91
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	390	412
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2029	200	215
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	360	373
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	230	255
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	225	247
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	855	906
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	50	27
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	1,000	1,121
	Woodbridge NJ GO	3.000%	3/1/2036	800	719
					8,587
New Mexico (0.5%)
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	100	101
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	2.700%	7/1/2040	85	64
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/2053	100	103
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.730%	12/1/2025	100	100
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	1,240	1,316
					1,684
New York (11.5%)
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2037	70	72
[4]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2056	100	72
	Chautauqua County Capital Resource Corp. Electric Power & Light Revenue (NRG Energy Project) PUT	4.250%	4/3/2028	100	101
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2048	300	297
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	895	806
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	1,425	1,251
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2039	80	85
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2041	345	360
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2048	240	242
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2053	355	357
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2037	340	354
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	240	248
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2049	55	55
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	275	275
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/2025	145	145
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	90	93
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	300	306
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	400	402
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	570	607
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	470	478
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	150	131
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	1,000	1,010
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	255	249
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	175	146
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	12/15/2031	100	103
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/2040	70	48
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2041	100	69
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.050%	11/1/2049	170	117
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	75	76
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	165	166
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	55	56
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	100	102
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/2038	185	132
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	105	71
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	750	800
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2046	240	173
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	60	60
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	170	133
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2054	300	255
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2054	260	230
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/2047	105	84

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	400	404
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	200	210
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2035	280	264
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2036	250	221
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	270	290
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	440	467
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	55	53
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2040	100	107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	85	87
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	1,000	888
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	865	581
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2034	1,200	1,352
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2036	360	392
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2037	310	337
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2038	280	300
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2038	60	64
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2038	385	410
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2039	470	500
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2039	375	396
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2040	275	289
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2040	320	338
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2041	145	151
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2041	65	68
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2042	160	166
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2042	385	399
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2043	80	82
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2044	155	159
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2044	105	108
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2044	75	77
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	11/1/2049	100	105
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2051	70	72
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/2053	145	149
	New York City Transitional Finance Authority Income Tax Revenue	4.125%	11/1/2053	100	86
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2053	190	191
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2032	80	60
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2038	100	52
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	890	928
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/2037	85	96
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	675	620
[3]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	270	187
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	90	61
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	110	74
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.600%	10/1/2054	150	139
	New York NY GO	5.000%	8/1/2029	430	439
	New York NY GO	5.000%	8/1/2032	385	425
	New York NY GO	5.000%	4/1/2033	1,000	1,041
	New York NY GO	5.000%	12/1/2033	400	409
	New York NY GO	5.000%	8/1/2037	200	213
	New York NY GO	5.000%	4/1/2038	400	426
	New York NY GO	5.000%	3/1/2039	780	796
	New York NY GO	5.000%	3/1/2039	520	550
	New York NY GO	5.000%	4/1/2043	355	364
	New York NY GO	3.000%	8/1/2050	500	340
	New York NY GO	5.250%	4/1/2054	145	148
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	100	110
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	75	77
[10]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2040	550	616
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2036	500	505
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	50	43
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	115	119
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	70	72
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/2033	245	211
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	150	156
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	100	103
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	530	584
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	365	389
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	155	160
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	50	50
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	1,000	689
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	1,000	1,008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	100	101
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	215	217
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2039	50	39
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/2040	105	75
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/2051	165	104
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	200	198
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	165	165
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	95	95
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	395	395
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	300	302
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	100	100
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	110	119
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2029	145	150
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2035	100	113
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/2050	100	93
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2040	220	226
	Onondaga County Water Authority Water Revenue	3.000%	9/15/2039	190	160
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	290	311
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	325	338
	Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	140	115
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	350	357
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	400	402
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	520	521
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2054	35	35
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2039	345	373
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	250	257
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	165	168
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2048	325	333
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	225	192
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	40	40
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2052	90	91
	Westchester County Local Development Corp. College & University Revenue	4.000%	6/1/2042	130	109
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/2037	195	164
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2046	1,320	1,162
					40,560
North Carolina (0.7%)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	30	30
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	150	160
	Harnett County NC Intergovernmental Agreement Revenue	4.250%	4/1/2045	625	580
	North Carolina Appropriations Revenue	2.000%	3/1/2036	380	299
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	120	115
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2033	800	848
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	25	25
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	150	158
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	150	150
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	85	90
					2,455
North Dakota (0.1%)
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	100	110
	North Dakota State Board of Higher Education Local or Guaranteed Housing Revenue	3.250%	4/1/2037	130	118
					228
Ohio (2.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	30	31
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2043	150	150
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2044	100	86
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2055	895	727
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	580	496
	Columbus OH GO	5.000%	4/1/2033	200	219
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	290	291
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2051	245	238
	Grandview Heights City School District GO	5.000%	12/1/2054	350	351
	Grandview Heights City School District GO	5.000%	12/1/2058	100	100
[3]	Lockland Local School District GO	2.375%	12/1/2041	100	67
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	195	158
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	150	99
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/2033	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Albany Plain Local School District GO	4.250%	12/1/2061	200	176
	Norwalk City School District GO	5.000%	11/1/2061	250	248
	Ohio Health, Hospital, Nursing Home Revenue	3.375%	1/1/2038	255	233
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2046	185	156
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2045	90	90
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2030	160	167
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2044	205	183
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/2031	210	224
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	200	211
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	70	74
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	195	213
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/2055	200	188
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	100	111
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	65	65
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	100	101
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2032	55	56
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2037	215	224
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2032	225	246
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2034	270	290
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2037	355	373
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	140	141
[3]	Southwest Licking Local School District (School Facilities Project) COP	3.000%	12/1/2035	65	59
	Springfield-Clark County Career Technology Center GO	5.000%	10/1/2061	400	397
	University of Akron College & University Revenue	5.000%	1/1/2027	200	200
	University of Akron College & University Revenue	3.125%	1/1/2042	105	77
					7,616
Oklahoma (0.7%)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2038	275	293
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	130	124
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	90	66
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	215	151
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2050	500	516
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2055	250	257
	Oklahoma Development Finance Authority Lease (Appropriation) Revenue	4.125%	6/1/2049	235	214
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	6.250%	9/1/2056	300	337
	Oklahoma State University College & University Revenue	3.000%	9/1/2050	690	453
[6]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	100	105
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/2050	100	103
					2,619
Oregon (0.6%)
	Oregon (Article Xi-Q-State Project) GO	5.000%	5/1/2041	100	106
	Oregon City School District No. 62 GO	5.000%	6/15/2049	400	403
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2035	335	373
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	95	98
	Oregon State Lottery Revenue	5.000%	4/1/2041	100	106
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2054	70	71
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2053	1,000	1,011
					2,168
Pennsylvania (2.8%)
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	10/15/2027	215	225
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	500	526
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/2030	100	100
	Commonwealth of Pennsylvania GO	5.000%	1/15/2028	220	228
	Commonwealth of Pennsylvania GO	5.000%	8/15/2035	140	156
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	50	50
	Commonwealth of Pennsylvania GO	5.000%	8/15/2036	50	55
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2031	115	115
[4]	Delaware County PA IDA Charter School Aid Revenue	5.125%	6/1/2046	150	138
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	65	65
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2048	110	94
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	75	54
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	4.000%	5/1/2036	100	92
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	150	150
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2027	185	176
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2048	50	39
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	200	207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2031	540	550
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	3.125%	8/15/2035	245	218
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	3.250%	5/1/2035	80	69
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2049	345	349
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	695	738
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2034	500	502
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	5/1/2037	250	206
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2041	775	760
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/2045	70	55
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2047	75	52
[1]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	150	131
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.900%	10/1/2037	200	168
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	4/1/2040	120	103
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	190	201
[6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	345	392
	Pennsylvania State University College & University Revenue	5.000%	9/1/2034	115	115
[11]	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/2037	270	273
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	320	321
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	60	60
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	60	60
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	115	115
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	100	83
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2047	50	48
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2039	120	128
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	75	77
[2]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	250	221
[4]	Quakertown General Authority Special Assessment Revenue (Milford Village Project)	6.500%	3/1/2055	200	196
	Radnor Township PA GO	4.000%	12/1/2041	90	84
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2031	70	71
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2032	330	358
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/2038	500	528
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	55	59
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	55	56
					9,817
Puerto Rico (1.1%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	500	515
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	100	109
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	148	144
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	1,191	1,136
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	200	211
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	259	226
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	190	151
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	54	39
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,000	930
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	176	164
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	350	108
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2051	347	79
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	100	86
					3,898
Rhode Island (0.9%)
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/2033	230	248
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/2035	300	318
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2026	165	168
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	795	800
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	890	892
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2045	210	188
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.150%	10/1/2042	190	175
[5]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.200%	10/1/2049	140	102
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	235	232
					3,123
South Carolina (1.6%)
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	275	296
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	10/1/2030	150	151
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.625%	9/1/2050	100	97
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.750%	9/1/2055	100	97
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	420	433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	645	701
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2038	135	137
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	100	104
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	295	317
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2043	585	515
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	30	30
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	185	157
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	65	65
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	20	20
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	235	237
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	100	101
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/2032	25	23
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	5	5
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/2045	15	13
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	100	98
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2055	1,500	1,480
	Sumter SC Waterworks & Sewer System Water Revenue	5.000%	12/1/2039	440	441
					5,518
South Dakota (0.6%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	110	111
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	200	205
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	1,500	1,307
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2048	80	80
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.500%	11/1/2055	300	339
					2,042
Tennessee (2.1%)
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	405	368
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	125	136
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	700	717
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	170	170
	Memphis TN Gas Natural Gas Revenue	5.000%	12/1/2032	115	126
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2037	430	435
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2041	50	43
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	300	304
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.100%	7/1/2044	1,000	987
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2054	185	183
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.250%	5/15/2049	290	301
	Pigeon Forge TN GO	4.000%	6/1/2050	955	812
	Pigeon Forge TN GO	4.000%	6/1/2053	925	779
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	205	216
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	100	104
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	1,000	1,018
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	350	361
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	150	157
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	70	70
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	40	40
					7,327
Texas (12.9%)
[12]	Alamo Heights Independent School District GO	4.000%	2/1/2051	500	424
[12]	Aldine Independent School District GO	5.000%	2/15/2038	210	224
[12]	Allen Independent School District GO	4.625%	2/15/2048	100	96
[12]	Allen Independent School District GO	4.375%	2/15/2050	100	91
[12]	Aransas County Independent School District GO	4.000%	8/15/2042	50	46
[1]	Aubrey TX GO	4.000%	2/15/2049	350	293
[4]	Aubrey TX Special Assessment Revenue	5.625%	12/31/2055	100	92
[12]	Austin Independent School District GO	5.000%	8/1/2036	300	330
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2050	500	500
[3]	Bastrop TX GO	4.000%	8/1/2049	300	253
[12]	Blanco Independent School District GO	4.000%	2/15/2047	345	306
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	80	86
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	210	231
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	400	307
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/2026	70	70
	Buda TX GO	5.000%	8/15/2033	100	109
[4]	Buda TX Special Assessment Revenue	6.000%	9/1/2055	100	93

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Buda TX Special Assessment Revenue	6.750%	9/1/2055	100	93
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	75	78
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	130	131
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	750	624
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	365	405
	Chambers County TX GO	4.000%	3/1/2054	1,160	961
[12]	Cleburne Independent School District GO	3.000%	2/15/2035	100	91
	Colony TX GO	4.000%	8/15/2044	235	210
	Colony TX GO	4.000%	8/15/2045	330	292
	Comal County TX GO	4.000%	9/1/2047	270	244
[12]	Conroe Independent School District GO	5.000%	2/15/2036	485	532
[12]	Conroe Independent School District GO	4.000%	2/15/2050	250	212
[4]	Crandall TX Special Assessment Revenue	5.500%	9/15/2055	100	94
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	225	247
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/2047	975	680
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2028	50	50
[4]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	110	110
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2052	200	168
[4]	Denton County TX Special Assessment Revenue	6.125%	12/31/2055	100	100
[12]	Denton Independent School District GO	5.000%	8/15/2037	205	221
	Ector County TX GO	5.000%	2/15/2050	450	444
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2050	1,100	935
	EP Cimarron Ventanas PFC Local or Guaranteed Housing Revenue (Home Essential Function Housing Program)	4.125%	12/1/2039	50	46
	Fort Bend County Industrial Development Corp. Industrial Revenue	4.750%	11/1/2042	60	57
	Fort Bend County TX GO	3.000%	3/1/2043	50	38
	Fort Worth TX Water & Sewer System Water Revenue	3.125%	2/15/2043	250	194
[12]	Garland Independent School District GO	5.000%	2/15/2038	505	537
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	4.250%	3/1/2055	175	150
	Grayson County TX Junior College District GO	4.000%	2/15/2049	470	396
[12]	Greenwood Independent School District GO	4.000%	2/15/2054	500	421
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	530	569
	Harris County Flood Control District GO	4.000%	9/15/2048	500	424
[1]	Harris County Improvement District No. 14 GO	4.000%	5/1/2034	70	71
[3]	Harris County Municipal Utility District No. 530 GO	2.250%	9/1/2039	75	52
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2032	65	68
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/2050	980	663
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	30	25
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2035	300	326
	Hays County TX GO	2.750%	2/15/2036	50	43
	Heath TX GO	4.000%	2/15/2043	100	90
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	685	601
[1]	Hidalgo County Regional Mobility Authority Miscellaneous Revenue	3.000%	12/1/2045	555	407
	Hidalgo County TX GO	5.000%	8/15/2031	70	74
[6]	Hidalgo County TX GO	5.000%	8/15/2050	115	114
	Housing Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	215	218
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/2034	415	467
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2051	115	95
	Houston TX GO	5.000%	3/1/2038	270	288
	Houston TX GO	5.250%	3/1/2039	365	390
[1]	Huntsville TX GO	5.000%	2/15/2052	1,505	1,501
[12]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2035	240	267
[12]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2043	180	186
[12]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2044	460	472
[12]	Jarrell Independent School District GO	4.000%	2/15/2054	1,000	837
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2038	100	79
	Laredo TX GO	5.000%	2/15/2040	100	104
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2049	800	665
[12]	Lewisville Independent School District GO	5.000%	8/15/2038	55	58
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2058	1,500	1,503
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	180	195
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.000%	5/15/2038	50	42
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2049	650	530
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	75	74
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	250	249
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	195	192
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	180	178
[12]	Lumberton Independent School District GO	3.000%	2/15/2045	200	146
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	500	502
[10]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	215	225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Mesquite Independent School District GO	4.000%	8/15/2030	50	50
[12]	Midway Independent School District/McLennan County GO	3.000%	8/15/2037	275	238
[6,12]	Navarro Independent School District GO	4.000%	8/1/2025	160	164
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	350	292
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/2056	240	211
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	100	98
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/2055	100	97
[12]	North East TX Independent School District GO	4.000%	8/1/2052	100	84
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/2029	40	41
[1]	North Texas Municipal Water District Intergovernmental Agreement Revenue	5.000%	6/1/2041	55	57
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2035	1,425	1,602
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	55	55
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	105	104
[12]	Northside Independent School District GO	4.000%	8/15/2049	205	176
[12]	Northside Independent School District GO PUT	2.000%	6/1/2027	185	181
[12]	Northwest Independent School District GO	5.000%	2/15/2034	205	228
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2054	100	101
	Plano Independent School District GO	5.000%	2/15/2035	260	284
	Plano Independent School District GO	5.000%	2/15/2036	230	249
[12]	Round Rock Independent School District GO	4.000%	8/1/2044	350	320
[12]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	845	921
	San Antonio Education Facilities Corp. College & University Revenue (Trinity University Project)	5.000%	6/1/2047	155	156
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	40	41
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2038	280	296
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	1,555	1,557
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2048	50	50
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	105	105
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	250	240
	Seguin TX GO	5.500%	9/1/2059	250	262
	Sherman TX GO	5.000%	8/15/2044	620	631
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.500%	2/1/2026	200	200
	Tarrant County College District GO	5.000%	8/15/2038	265	280
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2047	1,020	871
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	225	178
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/2054	400	340
[6]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	450	485
[6]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	170	186
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	200	202
	Temple College GO	3.000%	7/1/2046	255	181
	Texas A&M University College & University Revenue	5.000%	5/15/2039	240	256
	Texas A&M University College & University Revenue	5.000%	5/15/2042	600	623
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2025	300	302
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	65	67
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	150	157
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	150	159
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	1,000	1,064
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	125	136
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	100	100
	Texas Tech University System College & University Revenue	4.000%	2/15/2043	400	366
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2043	140	54
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	170	171
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	80	84
	Texas Water Development Board Water Revenue	4.000%	8/1/2036	110	111
	Texas Water Development Board Water Revenue	5.000%	10/15/2045	410	410
	Texas Water Development Board Water Revenue	5.000%	4/15/2049	75	75
	Texas Water Development Board Water Revenue	5.000%	10/15/2049	285	287
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	400	337
	Texas Water Development Board Water Revenue	5.000%	10/15/2053	300	297
	Travis County Healthcare District GO	2.000%	3/1/2037	50	37
	University of Houston College & University Revenue	3.000%	2/15/2047	1,885	1,326
	University of North Texas System College & University Revenue	5.000%	4/15/2032	1,500	1,678
	Waco TX GO	4.000%	2/1/2048	75	66
[12]	Weslaco Independent School District GO	4.125%	2/15/2049	260	228
					45,507
Utah (1.4%)
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (Seg Redevelopment Project)	5.500%	6/1/2055	1,000	1,040
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	275	294
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	345	348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,13]	Mida Cormont Public Infrastructure District GO, 6.750% coupon rate effective 6/1/29	0.000%	6/1/2055	600	488
	Morgan County School District (Utah School Bond Guaranty Program) GO	3.000%	8/1/2030	1,245	1,235
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	100	112
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	150	170
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	230	263
	Utah State University College & University Revenue	2.600%	12/1/2038	100	78
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	310	333
[4]	Verk Industrial Regional Public Infrastructure District Tax Increment/Allocation Revenue	6.625%	9/1/2047	500	507
[4]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	100	99
					4,967
Vermont (0.3%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2026	100	100
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	400	402
	Vermont Housing Finance Agency	4.950%	1/1/2043	250	244
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	11/1/2055	200	221
					967
Virginia (0.8%)
[7,9]	Freddie Mac Multifamily ML Certificates	4.519%	8/25/2041	124	126
[9]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.546%	10/25/2040	124	125
	Prince William County Service Authority Water Revenue	5.000%	7/15/2055	310	316
	Virginia College Building Authority College & University Revenue	4.000%	9/1/2051	320	276
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2047	275	245
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2054	275	231
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.125%	3/1/2036	50	39
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2042	170	136
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.550%	12/1/2046	110	71
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.750%	9/1/2060	500	472
	Virginia Resources Authority Lease Revenue	2.000%	11/1/2037	80	59
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2050	205	206
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2055	255	256
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	215	226
					2,784
Washington (2.4%)
	Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/2038	325	273
	Energy Northwest Nuclear Revenue	5.000%	7/1/2027	50	51
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	385	406
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	280	293
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	350	377
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	310	338
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	500	516
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	290	309
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	375	403
	Energy Northwest Nuclear Revenue	5.000%	7/1/2039	215	223
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/2032	90	94
	King County School District No. 401 Highline GO	5.000%	12/1/2032	50	53
[1]	Pasco Public Facilities District Sales Tax Sales Tax Revenue	5.000%	11/1/2034	155	171
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2041	325	340
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2030	2,000	2,000
	Washington GO	5.000%	8/1/2037	175	189
	Washington GO	5.000%	8/1/2037	385	421
	Washington GO	5.000%	2/1/2039	550	594
	Washington GO	5.000%	8/1/2040	200	207
	Washington GO	5.000%	6/1/2044	100	101
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	70	73
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	70	70
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	225	226
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2042	200	180
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	110	97
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2043	50	43
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	75	57
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2058	185	174
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.750%	7/1/2060	200	200
					8,479
West Virginia (0.3%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	155	141
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	6/1/2039	155	130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/2047	250	203
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2052	300	290
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	100	103
	West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/2041	135	139
					1,006
Wisconsin (1.9%)
	Milwaukee WI GO	4.000%	4/1/2031	200	202
	Milwaukee WI GO	5.000%	12/1/2033	500	552
	Mukwonago Area School District GO	4.250%	4/1/2045	500	459
[4]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2053	100	82
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	100	101
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	70	60
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/2061	100	96
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	150	147
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	930	932
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2029	115	121
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	50	52
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2034	50	51
	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	6/1/2055	600	579
	Public Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	7/1/2035	265	265
[4]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.750%	12/1/2054	100	97
[1]	Racine Unified School District GO	4.000%	4/1/2045	100	90
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.250%	4/1/2052	565	488
	West Allis West Milwaukee School District GO	3.000%	4/1/2039	200	170
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	300	320
[6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	100	109
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	180	181
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	305	273
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	100	84
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/2060	150	143
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.375%	11/1/2039	100	99
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/2054	90	97
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	155	172
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue	4.875%	5/1/2062	145	139
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	465	473
					6,634
Wyoming (0.2%)
[1]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/2051	800	686
Total Tax-Exempt Municipal Bonds (Cost $351,742)					347,039
Taxable Municipal Bonds (0.3%)
Puerto Rico (0.3%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	1,267	787
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	77	48
Total Taxable Municipal Bonds (Cost $834)					835

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.8%)
Investment Company (2.8%)
[14]	Vanguard Municipal Low Duration Fund (Cost $10,013)	2.827%	1,001,295	10,013
Total Investments (101.2%) (Cost $362,589)				357,887
Other Assets and Liabilities—Net (-1.2%)				(4,136)
Net Assets (100%)				353,751
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $10,324, representing 2.9% of net assets.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Securities with a value of $161 have been segregated as initial margin for open futures contracts.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Step bond.
14	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SOFR—Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2025	(21)	(2,464)	(19)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	347,039	—	347,039
Taxable Municipal Bonds	—	835	—	835
Temporary Cash Investments	10,013	—	—	10,013
Total	10,013	347,874	—	357,887
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(19)	—	—	(19)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.